                    TRAVELERS MARQUIS PORTFOLIOS PROSPECTUS:
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS MARQUIS PORTFOLIOS, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

Your purchase payments accumulate on a variable basis through one or more of the subaccounts ("funding options"). Your contract value will vary daily to reflect the investment experience of the funding options you select. The variable funding options are:

DELAWARE GROUP PREMIUM FUND
  REIT Series
  Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio(1)
  Small Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST(2)
  Franklin Small Cap Fund Class 2(3)
  Templeton Developing Markets Securities
    Fund Class 2(4)
  Templeton International Securities Fund
    Class 2(5)
JANUS ASPEN SERIES
  Aggressive Growth Portfolio - Service Shares
  Growth and Income Portfolio - Service Shares
  International Growth Portfolio - Service Shares
THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund
OCC ACCUMULATION TRUST
  Equity Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Investors Fund
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney High Income Portfolio
  Smith Barney Large Capitalization Growth
    Portfolio
  Smith Barney Money Market Portfolio
  Travelers Managed Income Portfolio
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Jurika & Voyles Core Equity Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  NWQ Large Cap Portfolio
  Strategic Stock Portfolio
  U.S. Government Securities Portfolio
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

---------------

    (1) Formerly offered as Capital Appreciation Portfolio.

    (2) Formerly Templeton Variable Products Fund

    (3) Formerly offered as Franklin Small Cap
        Investments Fund-Class 2
    (4) Formerly offered as Templeton Developing Markets Fund-Class 2

    (5) Formerly offered as Templeton International
        Fund-Class 2

The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Separate Account TM for Variable Annuities or The Travelers Separate Account TM II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     10
The Annuity Contract..................     10
  Contract Owner Inquiries............     10
  Purchase Payments...................     10
  Accumulation Units..................     10
  The Funding Options.................     11
Charges and Deductions................     13
  General.............................     13
  Administrative Charges..............     14
  Mortality and Expense Risk Charge...     14
  Funding Option Expenses.............     15
  Premium Tax.........................     15
  Changes in Taxes Based Upon Premium
     or Value.........................     15
Transfers.............................     15
Asset Allocation Program..............     15
Access to Your Money..................     16
  Systematic Withdrawals..............     16
Ownership Provisions..................     16
  Types of Ownership..................     16
     Contract Owner...................     16
     Beneficiary......................     17
     Annuitant........................     17
Death Benefit.........................     17
  Death Proceeds Before the Maturity
     Date.............................     17
  Payment of Proceeds.................     18
  Death Proceeds After the Maturity
     Date.............................     20
The Annuity Period....................     20
  Maturity Date.......................     20
  Allocation of Annuity...............     21
  Variable Annuity....................     21
  Fixed Annuity.......................     21
Payment Options.......................     22
  Election of Options.................     22
  Annuity Options.....................     22
Miscellaneous Contract Provisions.....     23
  Right to Return.....................     23
  Termination.........................     23
  Required Reports....................     23
  Suspension of Payments..............     23
  Transfers of Contract Values to
     Other Annuities..................     23
The Separate Accounts.................     24
  Performance Information.............     24
Federal Tax Considerations............     25
  General Taxation of Annuities.......     25
  Types of Contracts: Qualified or
     Nonqualified.....................     25
  Nonqualified Annuity Contracts......     25
  Qualified Annuity Contracts.........     26
  Penalty Tax for Premature
     Distributions....................     26
  Diversification Requirements for
     Variable Annuities...............     26
  Ownership of the Investments........     26
  Mandatory Distributions for
     Qualified Plans..................     27
  Taxation of Death Benefit
     Proceeds.........................     27
Other Information.....................     27
  The Insurance Companies.............     27
  Financial Statements................     28
  IMSA................................     28
  Distribution of Variable Annuity
     Contracts........................     28
  Conformity with State and Federal
     Law..............................     28
  Voting Rights.......................     28
  Legal Proceedings and Opinions......     28
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  TM..................................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Separate
  Account TM II.......................    B-1
Appendix C: Contents of the Statement
  of Additional Information...........    C-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     10
Accumulation Period...................     10
Annuitant.............................     17
Annuity Payments......................     10
Annuity Unit..........................     10
Contingent Annuitant..................     17
Contract Date.........................     10
Contract Owner (You, Your)............     17
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     17
Funding Option(s).....................     10
Maturity Date.........................     10
Purchase Payment......................     10
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                          TRAVELERS MARQUIS PORTFOLIOS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities ("Separate Account TM"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing company.

Your issuing company is The Travelers Life and Annuity Company unless you purchased your contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.

Bahamas
British Virgin Islands
Guam
New Hampshire
New York
North Carolina
U.S. Virgin Islands
Wyoming

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. This Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. Under a qualified contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a nonqualified contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs); and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $25,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $50,000 the Company deducts an annual contract administrative charge of $40. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. If you elect the standard death benefit, the M&E is 1.55%. If you elect the enhanced death benefit, the M&E is 1.70% of the amounts you direct to the variable funding options. Each underlying Fund also charges for management and other expenses.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. No sales charge will apply. Of course, you may have to pay income taxes and a tax penalty on any money you take out.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

       Annual Contract Administrative Charge
          (Waived if contract value is $50,000 or more)         $40

ANNUAL SEPARATE ACCOUNT CHARGES
  (as a percentage of the average daily net assets of the Separate Account)

                                                                              ENHANCED
                                                                STANDARD       DEATH
                                                              DEATH BENEFIT   BENEFIT
       Mortality & Expense Risk Charge......................       1.55%        1.70%
       Administrative Expense Charge........................       0.15%        0.15%
                                                                  -----        -----
          Total Separate Account Charges....................       1.70%        1.85%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31,
1999, unless otherwise noted)

                                                                                                    TOTAL
                                                                                                    ANNUAL
                                                 MANAGEMENT                        OTHER          OPERATING
                                                    FEE                           EXPENSES         EXPENSES
                                               (AFTER EXPENSE      12B-1       (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)       FEE        REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT Series................................       0.64%                           0.21%            0.85%(1)
  Small Cap Value Series.....................       0.75%                           0.10%            0.85%
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio(2)..................       0.75%                           0.03%            0.78%
  Small Cap Portfolio........................       0.75%                           0.03%            0.78%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Small Cap Fund -- Class 2
    (formerly offered as Franklin Small Cap
    Investment Fund).........................       0.55%           0.25%           0.27%            1.07%(3)
  Templeton Developing Markets Securities
    Fund -- Class 2 (formerly offered as
    Templeton Developing Markets Fund).......       1.25%           0.25%           0.31%            1.81%(4)
  Templeton International Securities Fund --
    Class 2 (formerly offered as Templeton
    International Fund)......................       0.69%           0.25%           0.19%            1.13%(5)
JANUS ASPEN SERIES
  Aggressive Growth Portfolio -- Service
    Shares...................................       0.65%           0.25%           0.02%            0.92%(6)
  Growth and Income Portfolio -- Service
    Shares...................................       0.65%           0.25%           0.40%            1.30%(6)
  International Growth Portfolio -- Service
    Shares...................................       0.65%           0.25%           0.11%            1.01%(6)
THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund....       0.52%                           0.73%            1.25%(7)
OCC ACCUMULATION TRUST
  Equity Portfolio...........................       0.80%                           0.11%            0.91%
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund.............................       0.53%                           0.45%            0.98%(8)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II...............       1.00%                           0.20%            1.20%(9)
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio.........       0.80%                           0.04%            0.84%(10)
  Smith Barney Aggressive Growth Portfolio...       0.80%                           0.20%            1.00%(11)
  Smith Barney High Income Portfolio.........       0.60%                           0.06%            0.66%(10)
  Smith Barney Large Capitalization Growth
    Portfolio................................       0.75%                           0.11%            0.86%(10)

                                                                                                    TOTAL
                                                                                                    ANNUAL
                                                 MANAGEMENT                        OTHER          OPERATING
                                                    FEE                           EXPENSES         EXPENSES
                                               (AFTER EXPENSE      12B-1       (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)       FEE        REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------
  Smith Barney Money Market Portfolio........       0.50%                           0.04%            0.54%(10)
  Travelers Managed Income Portfolio.........       0.65%                           0.11%            0.76%(10)
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio........       0.70%                           0.25%            0.95%(12)
  Disciplined Small Cap Stock Portfolio......       0.80%                           0.20%            1.00%(13)
  Jurika & Voyles Core Equity Portfolio......       0.75%                           0.25%            1.00%(14)
  Large Cap Portfolio........................       0.75%                           0.12%            0.87%
  Lazard International Stock Portfolio.......       0.83%                           0.23%            1.06%
  MFS Mid Cap Growth Portfolio...............       0.80%                           0.20%            1.00%(13)
  MFS Research Portfolio.....................       0.80%                           0.19%            0.99%
  NWQ Large Cap Portfolio....................       0.75%                           0.25%            1.00%(14)
  Strategic Stock Portfolio..................       0.60%                           0.30%            0.90%(13)
  U.S. Government Securities Portfolio.......       0.32%                           0.16%            0.48%
WARBURG PINCUS TRUST
  Emerging Markets Portfolio.................       0.00%                           1.40%            1.40%(15)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

 (1) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.

 (2) Formerly Capital Appreciation Portfolio.

 (3) On 2/8/00, a merger and reorganization was approved that merged the assets of FRANKLIN SMALL CAP INVESTMENTS FUND into FRANKLIN SMALL CAP FUND, effective 5/1/00. The above table shows restated total expenses based upon the new fees and assets of Franklin Small Cap Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fee 0.25%, Other expenses 0.27% and Total Fund Operating Expenses 1.07%.

    The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 "Rule 12b-1 Plan" is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

 (4) On 2/8/00, a merger and reorganization was approved that merged the assets of TEMPLETON DEVELOPING MARKETS EQUITY FUND into TEMPLETON DEVELOPING MARKETS FUND (which then changed its name to TEMPLETON DEVELOPING MARKETS SECURITIES FUND), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton Developing Markets Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Distribution and Service Fee 0.25%, Other expenses 0.29% and Total Fund Operating Expenses 1.79%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 "Rule 12b-1 Plan" is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

 (5) On 2/8/00, a merger and reorganization was approved that merged the assets of TEMPLETON INTERNATIONAL EQUITY FUND into Templeton International Fund (which then changed its name to Templeton International Securities Fund), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton International Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fee 0.25%, Other expenses 0.20% and Total Fund Operating Expenses 1.10%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 "Rule 12b-1 Plan" is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

 (6) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.

 (7) The investment manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Portfolio's Total Annual Operating Expenses would equal 2.25%.

 (8) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fees, Other Expenses and Total Annual Operating Expenses would have been 0.70%, 0.45% and 1.15%, respectively.

 (9) The Adviser for STRONG SCHAFER VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.57%.

(10) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

(11) Other Expenses reflect the current expense reimbursement arrangement with the Adviser. The Adviser has agreed to reimburse SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO for the amount by its aggregate expenses exceed 1.00%. Without such arrangements through 2/29/00, the Total Annual Operating Expenses for the portfolio would have been 1.76%.

(12) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

(13) Travelers Insurance has agreed to reimburse the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.99%, 1.49%, and 1.07% respectively.

(14) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 1.00%. Without such arrangements, the annualized Total Annual Operating Expenses for the Portfolios would have been 1.15% for the NWQ LARGE CAP PORTFOLIO and 1.40% for the JURIKA & VOYLES CORE EQUITY PORTFOLIO.

(15) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses, whether the contract has been surrendered or annuitized, or if no withdrawals have been made:

(A) = STANDARD DEATH BENEFIT
(B) = ENHANCED DEATH BENEFIT
-------------------------------------------------------------------------------------------------------
                                                                  -------------------------------------
                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT Series............................................... (a)   $26      $ 80      $136       $289
                                                             (b)    27        84       143        304
  Small Cap Value Series.................................... (a)    26        80       136        289
                                                             (b)    27        84       143        304
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation...................................... (a)    25        77       132        282
                                                             (b)    27        82       140        297
  Small Cap Portfolio....................................... (a)    25        77       132        282
                                                             (b)    27        82       140        297
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Franklin Small Cap Fund -- Class 2........................ (a)    28        86       147        311
                                                             (b)    30        91       154        325
  Templeton Developing Markets Securities Fund -- Class 2... (a)    35       108       183        379
                                                             (b)    37       112       190        392
  Templeton International Securities Fund -- Class 2........ (a)    29        88       150        316
                                                             (b)    30        92       157        331
JANUS ASPEN SERIES SERVICE SHARES
  Aggressive Growth Portfolio -- Service Shares............. (a)    27        82       139        296
                                                             (b)    28        86       147        311
  Growth and Income Portfolio -- Service Shares............. (a)    30        93       158        333
                                                             (b)    32        97       165        346
  International Growth Portfolio -- Service Shares.......... (a)    27        84       144        305
                                                             (b)    29        89       151        319

(A) = STANDARD DEATH BENEFIT
(B) = ENHANCED DEATH BENEFIT
-------------------------------------------------------------------------------------------------------
                                                                  -------------------------------------
                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund................... (a)    30        91       156        328
                                                             (b)    31        96       163        342
OCC ACCUMULATION TRUST
  Equity Portfolio.......................................... (a)    26        81       139        295
                                                             (b)    28        86       146        310
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund............................................ (a)    27        83       142        302
                                                             (b)    29        88       150        316
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II.............................. (a)    29        90       153        323
                                                             (b)    31        94       160        337
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio........................ (a)   $26      $ 79      $135       $288
                                                             (b)    27        84       143        303
  Smith Barney Aggressive Growth Portfolio.................. (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Smith Barney High Income Portfolio........................ (a)    24        74       126        270
                                                             (b)    25        78       134        285
  Smith Barney Large Capitalization Growth Portfolio........ (a)    26        80       136        290
                                                             (b)    27        84       144        305
  Smith Barney Money Market Portfolio....................... (a)    23        70       120        258
                                                             (b)    24        75       128        273
  Travelers Managed Income Portfolio........................ (a)    25        77       131        280
                                                             (b)    26        81       139        295
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio....................... (a)    27        83       141        299
                                                             (b)    28        87       148        314
  Disciplined Small Cap Stock Portfolio..................... (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Jurika & Voyles Core Equity Portfolio..................... (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Large Cap Portfolio....................................... (a)    26        80       137        291
                                                             (b)    28        85       144        306
  Lazard International Stock Portfolio...................... (a)    28        86       146        310
                                                             (b)    29        90       154        324
  MFS Mid Cap Growth Portfolio.............................. (a)    27        84       143        304
                                                             (b)    29        89       151        318
  MFS Research Portfolio.................................... (a)    27        84       143        303
                                                             (b)    29        88       150        317
  NWQ Large Cap Portfolio................................... (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Strategic Stock Portfolio................................. (a)    26        81       138        294
                                                             (b)    28        86       146        309
  U.S. Government Securities Portfolio...................... (a)    22        69       118        253
                                                             (b)    24        73       125        268
WARBURG PINCUS TRUST
  Emerging Markets Portfolio................................ (a)    31        96       163        342
                                                             (b)    33       100       170        356

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.008% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                            See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Marquis Portfolios is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

The initial purchase payment must be at least $25,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                            ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM
  FUND
  REIT Series              Seeks maximum long-term total return by investing in   Delaware Management Company,
                           securities of companies primarily engaged in the real  Inc.
                           estate industry. Capital appreciation is a secondary   Subadviser: Lincoln
                           objective.                                             Investment Management, Inc.
  Small Cap Value Series   Seeks capital appreciation by investing in small to    Delaware Management Company,
                           mid-cap common stocks whose market value appears low   Inc.
                           relative to their underlying value or future earnings  Subadviser: Lincoln
                           and growth potential Emphasis will also be placed on   Investment Management, Inc.
                           securities of companies that may be temporarily out
                           of favor or whose value is not yet recognized by the
                           market.
DREYFUS VARIABLE
  INVESTMENT FUND
  Capital Appreciation     Seeks primarily to provide long-term capital growth    The Dreyfus Corporation
  Portfolio                consistent with the preservation of capital; current   Subadviser: Fayez Sarofim &
                           income is a secondary investment objective The         Co.
                           portfolio invests primarily in the common stocks of
                           domestic and foreign insurers.
  Small Cap Portfolio      Seeks to maximize capital appreciation.                The Dreyfus Corporation
FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Small Cap Fund  Seeks long-term capital growth. The Fund seeks to      Franklin Advisers, Inc.
  (Class 2)                accomplish its objective by investing primarily
                           (normally at least 65% of its assets) in equity
                           securities of smaller capitalization growth
                           companies.
  Templeton Developing     Seeks long-term capital appreciation. The Fund seeks   Templeton Asset Management
  Markets Securities Fund  to achieve this objective by investing primarily       Ltd.
  (Class 2)                (normally at least 65% of assets) in equity
                           securities of issuers in countries having developing
                           markets.
  Templeton International  Seeks long-term capital growth through a flexible      Templeton Investment
  Securities Fund (Class   policy of investing in stocks and debt obligations of  Counsel, Inc.
  2)                       companies and governments outside the United States.
                           Any income realized will be incidental.

JANUS ASPEN SERIES
  Aggressive Growth        Seeks long-term capital growth by investing primarily  Janus Capital
  Portfolio -- Service     in common stocks selected for their growth potential,
  Shares                   normally investing at least 50% in the equity assets
                           of medium-sized companies.

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                            ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------
  Growth and Income        Seeks long-term capital growth and current income,     Janus Capital
  Portfolio -- Service     with an investment emphasis on common stocks.
  Shares
  International Growth     Seeks long-term capital growth by normally investing   Janus Capital
  Portfolio -- Service     at least 65% of its total assets in securities of
  Shares                   foreign issuers.
THE MONTGOMERY FUNDS III
  Montgomery Variable      Seeks capital appreciation by investing primarily in   Montgomery Asset Management
  Series: Growth Fund      equity securities, usually common stock, of domestic
                           companies of all sizes, and emphasizes companies
                           having market capitalizations of $1 billion or more.
OCC ACCUMULATION TRUST
  Equity Portfolio         Seeks long-term capital appreciation through           OpCap Advisors
                           investment in securities (primarily equity
                           securities) of companies that are believed by the
                           adviser to be undervalued in the marketplace in
                           relation to factors such as the companies' assets or
                           earnings.
SALOMON BROTHERS VARIABLE
  SERIES FUND, INC.
  Investors Fund           Seeks long-term growth of capital, and, secondarily,   Salomon Brothers Asset
                           current income, through investments in common stocks   Management ("SBAM")
                           of well-known companies.
STRONG VARIABLE INSURANCE
  FUNDS, INC.
  Strong Schafer Value     Seeks long-term capital appreciation. Current income   Strong Capital Management
  Fund II                  is a secondary objective when selecting investments    Inc.
                           The goal is to identify stocks that provide            Subadviser: Schafer Capital
                           above-average earnings growth prospects at a           Management, Inc.
                           price-to-earnings ratio lower than that of the S&P
                           500.
TRAVELERS SERIES FUND
  INC.
  AIM Capital              Seeks capital appreciation by investing principally    Travelers Investment Adviser
  Appreciation Portfolio   in common stock, with emphasis on medium-sized and     ("TIA")
                           smaller companies.                                     Subadviser: Alliance Capital
                                                                                  Management L.P.
  Smith Barney Aggressive  Seeks capital appreciation by investing primarily in   SSB Citi Fund Management LLC
  Growth Portfolio         common stocks of companies that are experiencing, or   ("SSB Citi")
                           have the potential to experience, growth of earnings,
                           or that exceed the average earnings growth rate of
                           companies whose securities are included in the S&P
                           500.
  Smith Barney High        Seeks high current income. Capital appreciation is a   SSB Citi
  Income Portfolio         secondary objective. The Portfolio will invest at
                           least 65% of its assets in high-yielding corporate
                           debt obligations and preferred stock.
  Smith Barney Large       Seeks long-term growth of capital by investing in      SSB Citi
  Capitalization Growth    equity securities of companies with large market
  Portfolio                capitalizations.
  Smith Barney Money       Seeks maximum current income and preservation of       SSB Citi
  Market Portfolio         capital.
  Travelers Managed        Seeks high current income consistent with prudent      TIA
  Income Portfolio         risk of capital through investments in corporate debt  Subadviser: Travelers Asset
                           obligations, preferred stocks, and obligations         Management International
                           Management International issued or guaranteed by the   Company LLC ("TAMIC")
                           U.S. Government or its agencies or instrumentalities.
THE TRAVELERS SERIES
  TRUST
  Disciplined Mid Cap      Seeks growth of capital by investing primarily in a    TAMIC
  Stock Portfolio          broadly diversified portfolio of U.S. common stocks.   Subadviser: Travelers
                                                                                  Investment Management
                                                                                  Company ("TIMCO")

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                            ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------
  Disciplined Small Cap    Seeks long term capital appreciation by investing      TAMIC
  Stock Portfolio          primarily (at least 65% of its total assets) in the    Subadviser: TIMCO
                           common stocks of U.S. Companies with relatively small
                           market capitalizations at the time of investment.
  Jurika & Voyles Core     Seeks long-term capital appreciation. The Portfolio    TAMIC
  Equity Portfolio         invests primarily in the common stock of quality       Subadviser: Jurika & Voyles
                           companies of all market capitalizations that offer     L.P.
                           current value and significant future growth
                           potential.
  Large Cap Portfolio      Seeks long-term growth of capital by investing         TAMIC
                           primarily in equity securities of companies with       Subadviser: Fidelity
                           large market capitalizations.                          Management & Research Co.
  Lazard International     Seeks capital appreciation by investing primarily in   TAMIC
  Stock Portfolio          the equity securities of non-United States companies   Subadviser: Lazard Asset
                           (i.e., incorporated or organized outside the United    Management
                           States).
  MFS Mid Cap Growth       Seeks to obtain long-term growth of capital by         TAMIC
  Portfolio                investing, under normal market conditions, at least    Subadviser: Massachusetts
                           65% of its total assets in equity securities of        Financial Services Company
                           companies with medium market capitalization which the  ("MFS")
                           investment adviser believes have above-average growth
                           potential.
  MFS Research Portfolio   Seeks to provide long-term growth of capital and       TAMIC
                           future income.                                         Subadviser: MFS
  NWQ Large Cap Portfolio  Seeks to achieve consistent, superior total return     TAMIC
                           with minimum risk to principal.                        Subadviser: NWQ Investment
                                                                                  Management Company
  Strategic Stock          Seeks to provide an above-average total return         TAMIC
  Portfolio                through a combination of potential capital             Subadviser: TIMCO
                           appreciation and dividend income by investing
                           primarily in high dividend yielding stocks
                           periodically selected from the companies included in
                           (i) the Dow Jones Industrial Average and (ii) a
                           subset of the S&P Industrial Index.
  U.S. Government          Seeks to select investments from the point of view of  TAMIC
  Securities Portfolio     an investor concerned primarily with the highest
                           credit quality, current income and total return. The
                           assets of the Portfolio will be invested in direct
                           obligations of the United States, its agencies and
                           instrumentalities.
WARBURG PINCUS TRUST
  Emerging Markets         Seeks long-term growth of capital by investing         Credit Suisse Asset
  Portfolio                primarily in equity securities of non-U.S. issuers     Management, LLC
                           consisting of companies in emerging securities
                           markets.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $50,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $40 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $50,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. For the Standard Death Benefit, this charge equals, on an annual basis, 1.55% of the amounts held in each funding option. For the Enhanced Death Benefit, the charge equals on an annual basis, 1.70%. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

                            ASSET ALLOCATION PROGRAM
--------------------------------------------------------------------------------

An asset allocation program is available and is offered to you in conjunction with your Contract. Under this program, your purchase payments are allocated among a set of funding options based on asset allocation models which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional purchase payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios contract features will continue to apply. Contact your Financial Consultant for additional information.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the contract value, less any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s)from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The contract value will be determined as of the close of business after we receive your surrender request at the Home Office. The contract value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any contract value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT:

The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans:

        (1) the contract value; or

        (2) the total purchase payments made under the Contract less all partial withdrawals.

ENHANCED DEATH BENEFIT:

The Company will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

        (1) the contract value;

        (2) the total purchase payments less any partial withdrawals made under the Contract; or

        (3) the "step-up value" as described below.

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.

PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the later of the annuitant's 90th birthday, ten years after the effective date, or later with our consent. (In certain states, the maturity date elected may not be later than the annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 90th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the contract value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period. The Company will make monthly payments for the period selected.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within ten days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $2,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the contract value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Separate Account TM for Variable Annuities ("Separate Account TM") and the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"), respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Separate Account TM and Separate Account TM II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "non-standardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow

Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or less is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment being subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup, Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                   PERIOD FROM
                                                                                  JULY 20, 1998
                                                            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999     DECEMBER 31, 1998
                    PORTFOLIO NAME                       STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (8/98)
  Unit Value at beginning of year......................  $  0.958   $  0.957   $  1.000   $ 1.000
  Unit Value at end of year............................     0.917      0.915      0.958     0.957
  Number of units outstanding at end of year...........    30,843    162,017     13,403     5,447
  SMALL CAP VALUE SERIES (11/98)
  Unit Value at beginning of year......................  $  1.005   $  1.005   $  1.000     1.000
  Unit Value at end of year............................     0.940      0.938      1.005     1.005
  Number of units outstanding at end of year...........    37,900     65,404      5,244        --
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.080   $  1.079   $  1.000   $ 1.000
  Unit Value at end of year............................     1.183      1.180      1.080     1.079
  Number of units outstanding at end of year...........   404,436    341,217     69,574    17,190
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of year......................  $  0.992   $  1.992   $  1.000   $ 1.000
  Unit Value at end of year............................     1.202      1.199      0.992     1.992
  Number of units outstanding at end of year...........   175,277    309,595     90,951     9,007
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES; GROWTH FUND (9/98)
  Unit Value at beginning of year......................  $  1.034   $  1.034   $  1.000   $ 1.000
  Unit Value at end of year............................     1.229      1.226      1.034     1.034
  Number of units outstanding at end of year...........    43,585    249,841     10,809     3,925
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (9/98)
  Unit Value at beginning of year......................  $  1.013   $  1.012   $  1.000   $ 1.000
  Unit Value at end of year............................     1.021      1.019      1.013     1.012
  Number of units outstanding at end of year...........   117,236    214,502     97,009    25,264
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  INVESTORS FUND (10/98)
  Unit Value at beginning of year......................  $  1.036   $  1.036   $  1.000     1.000
  Unit Value at end of year............................     1.138      1.135      1.036     1.036
  Number of units outstanding at end of year...........   310,855     24,672     24,856        --
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG SCHAFER VALUE FUND II (11/98)
  Unit Value at beginning of year......................  $  1.035   $  1.035   $  1.000   $ 1.000
  Unit Value at end of year............................     0.989      0.987      1.035     1.035
  Number of units outstanding at end of year...........    40,237     46,628     21,778     5,193
TEMPLETON VARIABLE PRODUCTS SERIES FUND
  FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (12/98)
  Unit Value at beginning of year......................  $  1.072   $  1.071   $  1.000   $ 1.000
  Unit Value at end of year............................     1.837      1.833      1.072     1.071
  Number of units outstanding at end of year...........    24,048    167,293     10,667    10,436
  TEMPLETON DEVELOPING MARKETS FUND CLASS 2 (11/98)
  Unit Value at beginning of year......................  $  1.018   $  1.018   $  1.000   $ 1.000
  Unit Value at end of year............................     1.535      1.532      1.018     1.018
  Number of units outstanding at end of year...........    32,333    135,187     12,791     2,959
  TEMPLETON INTERNATIONAL FUND CLASS 2 (8/98)
  Unit Value at beginning of year......................  $  0.934   $  0.933   $  1.000   $ 1.000
  Unit Value at end of year............................     1.131      1.129      0.934     0.933
  Number of units outstanding at end of year...........   167,939     75,785     70,695    21,233
TRAVELERS SERIES FUND, INC.
  AIM CAPITAL APPRECIATION PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.074   $  1.073   $  1.000   $ 1.000
  Unit Value at end of year............................     1.509      1.506      1.074     1.073
  Number of units outstanding at end of year...........   160,182    227,578     13,025    21,451
  SMITH BARNEY HIGH INCOME PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  0.949   $  0.949   $  1.000   $ 1.000
  Unit Value at end of year............................     0.958      0.956      0.949     0.949
  Number of units outstanding at end of year...........   467,863    522,735     99,255     4,997

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                   PERIOD FROM
                                                                                  JULY 20, 1998
                                                            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999     DECEMBER 31, 1998
                    PORTFOLIO NAME                       STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES FUND, INC. (CONT.)
  SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO
    (8/98)
  Unit Value at beginning of year......................  $  1.165   $  1.164   $  1.000   $ 1.000
  Unit Value at end of year............................     1.498      1.495      1.165     1.164
  Number of units outstanding at end of year...........   980,806   1,314,065   222,326    19,674
  SMITH BARNEY MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of year......................  $  1.013   $  1.013   $  1.000     1.000
  Unit Value at end of year............................     1.044      1.041      1.013     1.013
  Number of units outstanding at end of year...........   241,033    190,529    157,837        --
  TRAVELERS MANAGED INCOME PORTFOLIO (7/98)
  Unit Value at beginning of year......................  $  0.997   $  0.997   $  1.000   $ 1.000
  Unit Value at end of year............................     0.989      0.987      0.997     0.997
  Number of units outstanding at end of year...........   841,369    818,644    163,644    14,831
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.102   $  1.101   $  1.000   $ 1.000
  Unit Value at end of year............................     1.229      1.227      1.102     1.101
  Number of units outstanding at end of year...........   130,522     39,328     25,371     7,351
  DISCIPLINED SMALL CAP STOCK PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  0.994   $  0.994   $  1.000   $ 1.000
  Unit Value at end of year............................     1.177      1.175      0.994     0.994
  Number of units outstanding at end of year...........    24,730     82,755     18,221     6,938
  JURIKA & VOYLES CORE EQUITY PORTFOLIO (12/98)
  Unit Value at beginning of year......................  $  1.120   $  1.119      1.000   $ 1.000
  Unit Value at end of year............................     1.215      1.212      1.120     1.119
  Number of units outstanding at end of year...........        --    109,351         --     4,782
  LARGE CAP PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.124   $  1.123   $  1.000   $ 1.000
  Unit Value at end of year............................     1.429      1.426      1.124     1.123
  Number of units outstanding at end of year...........   609,907    714,812     43,623     4,881
  LAZARD INTERNATIONAL STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year......................  $  0.923   $  0.922   $  1.000   $ 1.000
  Unit Value at end of year............................     1.104      1.102      0.923     0.922
  Number of units outstanding at end of year...........   358,549    697,501    152,201    23,016
  MFS RESEARCH PORTFOLIO (11/98)
  Unit Value at beginning of year......................  $  1.036   $  1.036   $  1.000     1.000
  Unit Value at end of year............................     1.260      1.258      1.036     1.036
  Number of units outstanding at end of year...........   356,534    525,554     99,898        --
  NWQ LARGE CAP PORTFOLIO (11/98)
  Unit Value at beginning of year......................  $  0.985   $  0.985   $  1.000     1.000
  Unit Value at end of year............................     1.017      1.015      0.985     0.985
  Number of units outstanding at end of year...........   129,620    305,754     27,741        --
  STRATEGIC STOCK PORTFOLIO (1/99)
  Unit Value at beginning of year......................  $  0.998   $  0.997      1.000     1.000
  Unit Value at end of year............................     1.030      1.027      0.998     0.997
  Number of units outstanding at end of year...........   123,046         --         --        --
  U.S. GOVERNMENT SECURITIES PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.046   $  1.045   $  1.000     1.000
  Unit Value at end of year............................     0.986      0.984      1.046     1.045
  Number of units outstanding at end of year...........   455,487    208,167    167,258        --
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  0.843   $  0.842   $  1.000   $ 1.000
  Unit Value at end of year............................     1.503      1.500      0.843     0.842
  Number of units outstanding at end of year...........    30,889    272,106     27,219     4,069

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account TM and the financial statements for The Travelers Insurance Company are contained in the SAI. Those funding options not listed above were not available as of December 31, 1999.

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                                                                      PERIOD FROM
                                                                                     JULY 28, 1998
                                                             PERIOD ENDED         (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999        DECEMBER 31, 1998
                    PORTFOLIO NAME                      STANDARD     ENHANCED    STANDARD     ENHANCED
-------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (7/98)
  Unit Value at beginning of year.....................     $0.958       $0.957      $1.000       $1.000
  Unit Value at end of year...........................      0.917        0.915       0.958        0.957
  Number of units outstanding at end of year..........  2,708,375    2,774,241   1,203,931      737,088
  SMALL CAP VALUE SERIES (7/98)
  Unit Value at beginning of year.....................     $1.005       $1.005      $1.000       $1.000
  Unit Value at end of year...........................      0.940        0.938       1.005        1.005
  Number of units outstanding at end of year..........  2,494,324    1,995,812     997,680      945,867
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.080       $1.079      $1.000       $1.000
  Unit Value at end of year...........................      1.183        1.180       1.080        1.079
  Number of units outstanding at end of year..........  9,234,694    7,731,002   3,607,198    2,235,635
  SMALL CAP PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.992       $0.992      $1.000       $1.000
  Unit Value at end of year...........................      1.202        1.199       0.992        0.992
  Number of units outstanding at end of year..........  49,819,089   5,202,767   11,692,226   1,337,518
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES; GROWTH FUND (7/98)
  Unit Value at beginning of year.....................     $1.034       $1.034      $1.000       $1.000
  Unit Value at end of year...........................      1.229        1.226       1.034        1.034
  Number of units outstanding at end of year..........  2,328,085    3,341,315     707,170      711,899
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.013       $1.012      $1.000       $1.000
  Unit Value at end of year...........................      1.021        1.019       1.013        1.012
  Number of units outstanding at end of year..........  5,524,668   10,145,642   2,145,584    3,539,272
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  INVESTORS FUND (7/98)
  Unit Value at beginning of year.....................     $1.036       $1.036      $1.000       $1.000
  Unit Value at end of year...........................      1.138        1.135       1.036        1.036
  Number of units outstanding at end of year..........  7,439,494    5,734,969   2,216,940    1,268,600
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG SCHAFER VALUE FUND II (7/98)
  Unit Value at beginning of year.....................     $1.035       $1.035      $1.000       $1.000
  Unit Value at end of year...........................      0.989        0.987       1.035        1.035
  Number of units outstanding at end of year..........  3,899,036    4,125,225   1,223,602    1,493,135
TEMPLETON VARIABLE PRODUCTS SERIES FUND
  FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (7/98)
  Unit Value at beginning of year.....................     $1.072       $1.071      $1.000       $1.000
  Unit Value at end of year...........................      1.837        1.833       1.072        1.071
  Number of units outstanding at end of year..........  3,616,359    4,408,346   1,140,671    1,065,535
  TEMPLETON DEVELOPING MARKETS FUND CLASS 2 (7/98)
  Unit Value at beginning of year.....................     $1.018       $1.018      $1.000       $1.000
  Unit Value at end of year...........................      1.535        1.532       1.018        1.018
  Number of units outstanding at end of year..........  1,581,452    2,458,389     553,203      495,430
TEMPLETON INTERNATIONAL FUND CLASS 2 (7/98)
  Unit Value at beginning of year.....................     $0.934       $0.933      $1.000       $1.000
  Unit Value at end of year...........................      1.131        1.129       0.934        0.933
  Number of units outstanding at end of year..........  16,064,588   7,581,668   3,208,623    2,007,980
TRAVELERS SERIES FUND, INC.
  AIM CAPITAL APPRECIATION PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.074       $1.073      $1.000       $1.000
  Unit Value at end of year...........................      1.509        1.506       1.074        1.073
  Number of units outstanding at end of year..........  7,917,069   10,806,635   2,829,493    2,034,539
  SMITH BARNEY HIGH INCOME PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.949       $0.949      $1.000       $1.000
  Unit Value at end of year...........................      0.958        0.956       0.949        0.949
  Number of units outstanding at end of year..........  11,849,075  11,834,439   4,153,841    2,336,688

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                      PERIOD FROM
                                                                                     JULY 28, 1998
                                                             PERIOD ENDED         (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999        DECEMBER 31, 1998
                    PORTFOLIO NAME                      STANDARD     ENHANCED    STANDARD     ENHANCED
-------------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES FUND, INC. (CONT.)
  SMITH BARNEY LARGE CAPITALIZATION GROWTH
    PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.165       $1.164      $1.000       $1.000
  Unit Value at end of year...........................      1.498        1.495       1.165        1.164
  Number of units outstanding at end of year..........  20,512,758  22,901,699   5,546,493    4,295,306
  SMITH BARNEY MONEY MARKET PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.013       $1.013      $1.000       $1.000
  Unit Value at end of year...........................      1.044        1.041       1.013        1.013
  Number of units outstanding at end of year..........  15,470,047  10,341,808   16,945,764   5,361,023
  TRAVELERS MANAGED INCOME PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.997       $0.997      $1.000       $1.000
  Unit Value at end of year...........................      0.989        0.987       0.997        0.997
  Number of units outstanding at end of year..........  29,609,709  28,494,450   9,136,205    8,972,968
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.102       $1.101      $1.000       $1.000
  Unit Value at end of year...........................      1.229        1.227       1.102        1.101
  Number of units outstanding at end of year..........  5,262,368    5,718,100   1,803,332    1,019,641
  DISCIPLINED SMALL CAP STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.994       $0.994      $1.000       $1.000
  Unit Value at end of year...........................      1.177        1.175       0.994        0.994
  Number of units outstanding at end of year..........  2,383,789    2,395,044     573,554      411,984
  JURIKA & VOYLES CORE EQUITY PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.120       $1.119      $1.000       $1.000
  Unit Value at end of year...........................      1.215        1.212       1.120        1.119
  Number of units outstanding at end of year..........  1,327,779    1,465,577     688,244      211,666
  LARGE CAP PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.124       $1.123      $1.000       $1.000
  Unit Value at end of year...........................      1.429        1.426       1.124        1.123
  Number of units outstanding at end of year..........  12,235,302  16,376,413   2,626,893    2,924,400
  LAZARD INTERNATIONAL STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.923       $0.922      $1.000       $1.000
  Unit Value at end of year...........................      1.104        1.102       0.923        0.922
  Number of units outstanding at end of year..........  15,199,353  16,263,702   5,353,658    4,798,972
  MFS RESEARCH PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.036       $1.036      $1.000       $1.000
  Unit Value at end of year...........................      1.260        1.258       1.036        1.036
  Number of units outstanding at end of year..........  5,602,395    7,433,610   1,147,635    1,181,631
  NWQ LARGE CAP PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.985       $0.985      $1.000       $1.000
  Unit Value at end of year...........................      1.017        1.015       0.985        0.985
  Number of units outstanding at end of year..........  7,026,564    7,231,932   2,138,258    1,602,093
  STRATEGIC STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.998       $0.997      $1.000       $1.000
  Unit Value at end of year...........................      1.030        1.027       0.998        0.997
  Number of units outstanding at end of year..........  4,276,549    4,693,865   1,617,601    1,341,879
  U.S. GOVERNMENT SECURITIES PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.046       $1.045      $1,000       $1,000
  Unit Value at end of year...........................      0.986        0.984       1.046        1.045
  Number of units outstanding at end of year..........  6,962,624    6,963,749   2,467,008    1,161,742
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.843       $0.842      $1.000       $1.000
  Unit Value at end of year...........................      1.503        1.500       0.843        0.842
  Number of units outstanding at end of year..........  1,105,585    1,775,067     617,918      436,823

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account TM II and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Those funding options not listed above were not available as of December 31, 1999.

                                   APPENDIX C
--------------------------------------------------------------------------------

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Mixed and Shared Funding
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.

Name:

Address:

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

L-21254                                                              May 1, 2000